Note 4 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Balance beginning of the year		$ 28,728
Total other comprehensive income		(95)	$ 98
Balance end of the year		34,789	28,728
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance beginning of the year	[1]	118	20
Other comprehensive income (loss) before reclassifications	[1]	191	98
Amount reclassified from accumulated other comprehensive income (loss)	[1]	(286)
Total other comprehensive income	[1]	(95)	98
Balance end of the year	[1]	$ 23	$ 118

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.